EARNINGS PER UNIT (Tables)	12 Months Ended
Dec. 31, 2016
Basic and Diluted Net Loss Per Unit

The following table presents the calculation of basic and diluted net loss per unit attributable to Trilogy International Partners LLC (in thousands, except unit and per unit amounts):

	Year Ended December 31,
	2016	2015	2014
Loss from continuing operations attributable to Trilogy International Partners LLC	$(48,195)	$(42,409)	$(34,563)
Gain (loss) from discontinued operations attributable to Trilogy International Partners LLC	50,303	(9,738)	(12,491)

Net income (loss) attributable to Trilogy International Partners LLC	$2,108	$(52,147)	$(47,054)

Basic
Basic weighted average units outstanding	356,424	355,623	355,623
Less: weighted average Class C – profit interest units	(12,981)	(12,981)	(12,981)

Basic weighted average units outstanding	343,443	342,642	342,642

Diluted
Basic weighted average units outstanding	343,443	342,642	342,642
Dilutive potential common shares(1)	—	—	—

Diluted weighted average units outstanding	343,443	342,642	342,642

Net loss per unit from continuing operations:
Basic	$(140.33)	$(123.77)	$(100.87)
Diluted	$(140.33)	$(123.77)	$(100.87)

Net earnings (loss) per unit from discontinued operations:
Basic	$146.47	$(28.42)	$(36.45)
Diluted	$146.47	$(28.42)	$(36.45)

(1)	Diluted earnings per unit includes any dilutive impact of profit interest units, stock options, restricted stock units, performance-based restricted stock units and performance awards.

Schedule of Weighted Average Number of Shares

The following table includes the weighted average number of C units that may be dilutive in the future, upon the recovery of historical losses allocated to the Class A and B unit holders:

	Year Ended December 31,
	2016	2015	2014
Class C Units – profit interest units that do not participate in losses	12,981	12,981	12,981
Units excluded from calculation of diluted net earnings (loss)	12,981	12,981	12,981